Property and Equipment (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Total cost	$ 12,900	$ 12,900
Accumulated depreciation	732	245
Net property and equipment	12,168	12,655
Furniture and fixtures [Member]
Total cost	11,057	11,057
Computer equipment and software [Member]
Total cost	$ 1,843	$ 1,843